Assets and Liabilities Held for Sale/Discontinued Operations- Cash flows from discontinued operations between our two discontinued operations (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Long Lived Assets Held-for-sale [Line Items]
Net cash provided by/(used in) operating activities	$ 5	$ 12	$ (5)	$ (22)
Net cash (used in)/provided by investing activities - discontinued operations	0	(40)	23	36
Net cash provided by/(used in) financing activities - discontinued operations	20	16	0	(96)
KSA and PES
Long Lived Assets Held-for-sale [Line Items]
Net cash provided by/(used in) operating activities	(89)	5	(5)	(22)
Net cash (used in)/provided by investing activities - discontinued operations	0	(40)	23	36
Net cash provided by/(used in) financing activities - discontinued operations	20	16	0	(96)
PES
Long Lived Assets Held-for-sale [Line Items]
Net cash provided by/(used in) operating activities	(69)	0	(18)	(24)
Net cash (used in)/provided by investing activities - discontinued operations	0	0	23	36
Net cash provided by/(used in) financing activities - discontinued operations	0	0	0	0
KSA Business
Long Lived Assets Held-for-sale [Line Items]
Net cash provided by/(used in) operating activities	(20)	5	13	2
Net cash (used in)/provided by investing activities - discontinued operations	0	(40)	0	0
Net cash provided by/(used in) financing activities - discontinued operations	$ 20	$ 16	$ 0	$ (96)